Cover	Dec. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41172
Entity Registrant Name	SPREE ACQUISITION CORP. 1 LIMITED
Entity Central Index Key	0001881462
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	94 Yigal Alon
Entity Address, Address Line Two	Building B, 31st floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6789139
City Area Code	+972
Local Phone Number	50-731-0810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false